Prepaid expenses (Details Narrative) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Prepaid expense and other assets	$ 71,248	$ 105,468
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Prepaid expense and other assets	$ 8,519	$ 16,499